Lincoln Park Purchase Agreement (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2015 M	Sep. 30, 2014 M
Lincoln Park Purchase Agreement 1		$ 10,000,000
Lincoln Park Purchase Agreement 2		10,000,000
Lincoln Park Purchase Agreement 3		25
Lincoln Park Purchase Agreement 4		$ 0.50
Lincoln Park Purchase Agreement 5		250,000
Lincoln Park Purchase Agreement 6		100,000
Lincoln Park Purchase Agreement 7		341,858
Lincoln Park Purchase Agreement 8		133,409
Lincoln Park Purchase Agreement 9		10,000,000
Lincoln Park Purchase Agreement 10		73,787
Lincoln Park Purchase Agreement 11		71,335
Lincoln Park Purchase Agreement 12		402,510
Lincoln Park Purchase Agreement 13		400,000
Lincoln Park Purchase Agreement 14		188,170
Lincoln Park Purchase Agreement 15		2,510
Lincoln Park Purchase Agreement 1	10,000,000
Lincoln Park Purchase Agreement 2	10,000,000
Lincoln Park Purchase Agreement 3	25
Lincoln Park Purchase Agreement 4	$ 0.50
Lincoln Park Purchase Agreement 5	250,000
Lincoln Park Purchase Agreement 6	100,000
Lincoln Park Purchase Agreement 7	341,858
Lincoln Park Purchase Agreement 8	133,409
Lincoln Park Purchase Agreement 9	10,000,000
Lincoln Park Purchase Agreement 10	$ 73,787